NET EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$ 1,037	$ 1,004	$ 2,123	$ 2,765	$ 3,338
Numerator for diluted net earnings per share - Net income from continuing operations	$ 1,037	$ 1,004	$ 2,123	$ 2,765	$ 3,338
Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,789,365	7,701,317	7,787,009	7,695,000	7,725,246
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	7,934,321	7,957,222	7,924,421	7,961,010	7,938,489
Basic net earnings per share from continuing operations	$ 0.13	$ 0.13	$ 0.27	$ 0.36	$ 0.42
Diluted net earnings per share from continuing operations	$ 0.13	$ 0.13	$ 0.27	$ 0.35	$ 0.42